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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2003
                                               ------------------

Check here if Amendment [   ]; Amendment Number:
                                                 -----------------------
         This Amendment (Check only one.):       [ ] is a restatement.
                                                 [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:         Investor AB
Address:      Arsenalsgatan 8C, S-103, 32
              Stockholm, Sweden

Form 13F File Number:  028-03431

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:                   Mr. Michael Oporto                    Mr. Henry Gooss
Title:                  Attorney-in-Fact                      Attorney-in-Fact
Phone:                  (212) 515-9000                        (212) 515-9000

Signature, Place, and Date of Signing:

/s/  Michael Oporto          New York, New York         November 12, 2003
-------------------          ------------------------   -----------------
(Signature)                  (City, State)              (Date)

/s/  Henry Gooss             New York, New York         November 12, 2003
----------------             -------------------------  -----------------
(Signature)                  (City, State)              (Date)

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F Summary Page

Report Summary:

Number of Other Included Managers:                         4
                                                    --------
Form 13F Information Table Entry Total:                   10
                                                    --------
Form 13F Information Table Value Total:             $176,325
                                                    --------
                                                   (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.



No.           Form 13F File Number            Name
---           --------------------            ----
1.            Not Known                       Investor Trading AB
2.            Not Known                       Investor Growth Capital Limited
3.            Not Known                       Investor Group L.P.
4.            Not Known                       Duba AB

                                                        Investor AB
                                                          Form 13F
                                                Quarter ended September 30, 2003

                         Title                Value      Shares/
                         of                   (x         Prn          Sh/   Put/   Investment   Other         Voting Authority
Name of Issuer           Class    CUSIP       $1,000)    Amt          Prm   Call   Discretion   Managers   Sole   Shared      None
------------------------------------------------------------------------------------------------------------------------------------
AMKOR TECHNOLOGY INC     COM      031652100      17,052    1,200,000  SH           Defined        2             1,200,000
------------------------------------------------------------------------------------------------------------------------------------
AXCAN PHARMA INC         COM      054923107      21,554    1,584,837  SH           Defined       2, 3           1,584,837
------------------------------------------------------------------------------------------------------------------------------------
EDT LEARNING INC         COM      26841E107         450      750,000  SH           Defined       2, 3             750,000
------------------------------------------------------------------------------------------------------------------------------------
FINISAR                  COM      31787A101         613      267,800  SH           Defined       2, 3             267,800
------------------------------------------------------------------------------------------------------------------------------------
INTUITIVE SURGICAL INC   COM      46120E107      21,084    1,264,772  SH           Defined       2, 3           1,264,772
------------------------------------------------------------------------------------------------------------------------------------
ISTA PHARMACEUTICALS     COM NEW  45031X204      28,224    3,421,051  SH           Defined       2, 3           3,421,051
INC
------------------------------------------------------------------------------------------------------------------------------------
JOHNSON & JOHNSON        COM      478160104       1,188       24,000  SH           Defined        1                24,000
------------------------------------------------------------------------------------------------------------------------------------
KYPHON INC               COM      501577100      83,551    4,291,248  SH           Defined       2, 3           4,291,248
------------------------------------------------------------------------------------------------------------------------------------
MAYTAG CORP              COM      578592107       1,303       52,200  SH           Defined        1                52,200
------------------------------------------------------------------------------------------------------------------------------------
NASDAQ 100 TR            UNIT     631100104       1,306       46,639  SH    PUT    Defined        2                46,639
                         SER 1
------------------------------------------------------------------------------------------------------------------------------------

REPORT SUMMARY           10 DATA RECORDS        176,325  OTHER MANAGERS ON WHOSE
                                                         BEHALF REPORT IS FILED